Retirement Plans - Postretirement Obligations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
Actuarial gain (loss)	$ (50)	$ (21)	$ (47)
Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	6,735	5,793
Defined Benefit Plan, Service Cost	124	92	115
Defined Benefit Plan, Interest Cost	251	264	254
Defined Benefit Plan, Benefits Paid	(182)	(206)
Defined Benefit Plan, Actuarial Gain (Loss)	(1,035)	792
Benefit obligation at end of year	5,893	6,735	5,793
Defined Benefit Plan, Funded Status of Plan	(5,893)	(6,735)
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(202)	(300)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(5,691)	(6,435)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost	124	92	115
Defined Benefit Plan, Interest Cost	251	264	254
Defined Benefit Plan, Amortization of Gains (Losses)	(23)	(20)	(34)
Defined Benefit Plan, Net Periodic Benefit Cost	398	376	403
Accumulated Other Comprehensive Income (Loss), before Tax [Roll Forward]
Pre-tax unrecognized net loss included in accumulated other comprehensive loss at beginning of year	1,596	784	1,670
Net actuarial loss	(1,035)	792	(852)
Actuarial gain (loss)	23	(20)	34
Pension and Other Postretirement Benefit Plans, Accumulated Other Comprehensive Income (Loss), before Tax	538	$ 1,596	$ 784
Defined Benefit Plan, Expected Future Benefit Payments, Fiscal Year Maturity [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	206
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	211
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	218
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	226
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	238
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	1,346
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	1
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(53)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	19
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	$ (604)
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.43%	4.09%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.09%	4.88%	4.14%
Maximum [Member] | El Paso Facility [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	0.00%
Maximum [Member] | Yorktown Facility [Member] | Other Postretirement Benefit Plan [Member]
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	4.50%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	4.50%